Cash and balances with the Central Bank (Tables)	12 Months Ended
Dec. 31, 2020
Cash and balances with the Central Bank
Schedule of breakdown by type of balances of cash and balances with the Central Bank

	12/31/2019	12/31/2020

Cash	25,793	24,791
Central Bank compulsory deposits	28,094	23,978
Deposits in the Central Bank	11,292	22,264
Accrued interest	28	20
	65,207	71,053